PRUDENTIAL INVESTMENT PORTFOLIOS 2

PGIM Quant Solutions Commodity Strategies Fund

(the "Fund")

Supplement dated October 3, 2022, to the Fund's Currently Effective Summary Prospectus, Prospectus and Statement of Additional

Information (SAI)

You should read this Supplement in conjunction with the Fund's Summary Prospectus, Prospectus and SAI, as applicable, and retain it for future reference.

1.Effective immediately, Yesim Tokat-Acikel no longer serves as portfolio manager of the Fund. Marco Aiolfi, Edward L. Campbell and Edward J. Tostanoski continue to serve as portfolio managers of the Fund.

To reflect this change, all references to Yesim Tokat-Acikel are removed from the Fund's Summary Prospectus, Prospectus and SAI effective immediately.

2.The table in the section of the SAI with respect to the Fund entitled "Management & Advisory Arrangements - The Fund's Portfolio Managers: Information About Other Accounts Managed" is hereby restated as follows effective immediately:

Fund	Subadviser	Portfolio	Registered	Other Pooled	Other Accounts*/
		Managers	Investment	Investment	Total Assets
			Companies*/Total	Vehicles*/ Total
			Assets	Assets
PGIM Quant			34/$59,908,224,108	7/$2,324,542,361	11/$778,933,888
Solutions	PGIM
Commodity	Quantitative	Edward L.
Strategies	Solutions	Campbell,
Fund	LLC	CFA
		Edward J.	38/$60,925,062,574	7/$2,324,542,361	12/$850,456,301

Tostanoski
III, CFA
			36/$60,109,439,953	7/$2,324,542,361	11/$778,933,888

Marco Aiolfi, PhD

*Accounts are managed on a team basis. If a portfolio manager is a member of a team, any account managed by that team is included in the number of accounts and total assets for such portfolio manager (even if such portfolio manager is not primarily involved in the day-to-day management of the account).

PGIM Quantitative Solutions LLC "Other Pooled Investment Vehicles" includes commingled insurance company separate accounts, commingled trust funds and other commingled investment vehicles. PGIM Quantitative Solutions LLC "Other Accounts" includes single client accounts, managed accounts (which are counted as one account per managed account platform), asset allocation clients, and accounts of affiliates.

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